Convertible Promissory Notes Payable (Details Narrative) - USD ($)	Mar. 30, 2017	Mar. 31, 2017
Notes payable	$ 15,000
RDW Capital, LLC [Member]
Notes payable	$ 4,000	$ 950
Notes payable, interest rate	12.00%
Note maturity date	Aug. 16, 2017
Number of shares issuable upon conversion, percent	300.00%
Debt conversion, description	The note is convertible into shares of common stock at a price equal to a variable conversion price of fifty percent (50%) of the volume-weighted averages the ten (10) days preceding the date of conversion and contains price protection on the conversion rate.
Weighted average conversion price, percentage	50.00%
Debt, principal balance	$ 4,000	4,000
Debt discount	3,071	3,050
RDW Capital, LLC [Member] | Convertible Notes Payable One [Member]
Notes payable	$ 2,464	214
Notes payable, interest rate	12.00%
Note maturity date	Sep. 15, 2017
Number of shares issuable upon conversion, percent	300.00%
Debt conversion, description	The note is convertible into shares of common stock at a price equal to a variable conversion price of fifty percent (50%) of the volume-weighted averages the ten (10) days preceding the date of conversion and contains price protection on the conversion rate.
Weighted average conversion price, percentage	50.00%
Debt, principal balance	$ 2,464	2,464
Debt discount	$ 2,263	$ 2,250